UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_____    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

      ____________________ to ___________________________

Date of Report (Date of earliest event reported) ____________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ____________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001995600 (PMIT Residential Funding XVI LLC)

BRAVO Residential Funding Trust 2023-NQM7

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________________

Central Index Key Number of underwriter (if applicable): ____________________

Michael Chiao, Authorized Person, 949-720-6974

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8 and 99.9 for the related information.

Item 3.	Exhibits

99.1    Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Report

Schedule 3— DSCR Calculation Report

Schedule 4— Rating Agency Grades Detail Report

Schedule 5— Rating Agency Grades Summary Report

Schedule 6— Valuation Report

Schedule 7— ATR OR QM Report

Schedule 8— Data Compare Report

99.2    Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Loan Level Tape Compare

Schedule 6— Standard Upload

Schedule 7— Non ATR QM

Schedule 8— Rating Agency ATR QM

Schedule 9— Waived Conditions

Schedule 10— Valuations Summary

99.3       Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Grading Summary Report

Schedule 3— Valuation Summary Report

Schedule 4— Due Diligence Standard Report

Schedule 5— Loan Level Exceptions Report

Schedule 6— Data Compare Report

Schedule 7— Supplemental Data Report

99.4       Disclosures required by Rule 15Ga-2 for Covius Real Estate Services, LLC

Schedule 1— Narrative

Schedule 2— Loan Level Exceptions Report

Schedule 3— Exceptions Report

Schedule 4— Grades Report

Schedule 5— Valuation Report

Schedule 6— DSCR Business Purpose Report

Schedule 7— Tape Compare Report

Schedule 8— ATR QM Report

99.5       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Lease Securitization Reports – Loan Level Exceptions

Schedule 3— Lease Securitization Reports – Supplemental Data

Schedule 4— Lease Securitization Reports – Business Purpose

Schedule 5— Lease Securitization Reports – Data Compare Summary

Schedule 6— Credit Comparison Securitization Reports – Loan Level Exceptions

Schedule 7— Credit Comparison Securitization Reports – Exception Grades

Schedule 8— Credit Comparison Securitization Reports – Supplemental Data

99.6       Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1— Narrative

Schedule 2— Rating Agency Grade Report

Schedule 3— Individual Exception Report

Schedule 4— Loan Level Exception Report

Schedule 5— Valuation Report

Schedule 6— Data Compare Report

Schedule 7— Supplemental Data Report

99.7       Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— Rating Agency Grade Report

Schedule 3— Exception Detail Report

Schedule 4— Valuation Report

Schedule 5— Data Compare Report

Schedule 6— QM ATR Data Report

Schedule 7— Business Purpose Report

99.8       Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grade Report

Schedule 3— Standard Findings Report

Schedule 4— Valuation Report

Schedule 5— Rating Agency Multi Property Valuation Report

Schedule 6— Mortgage Loan Report

Schedule 7— Supplemental Data Extract Report

Schedule 8— Multi-Property Data Extract Report

Schedule 9— Business Purpose Supplemental Data Report

Schedule 10— Data Compare Report

99.9       Disclosures required by Rule 15Ga-2 for Incenter LLC d/b/a Edgemac

Schedule 1— Narrative

Schedule 2— Event Grade Summary Report

Schedule 3— Exception Report

Schedule 4— Exception Report - Loan

Schedule 5— Rating Agency Grades Report

Schedule 6— Supplemental Data Report

Schedule 7— QM ATR Report

Schedule 8— Final Tape Compare Report

Schedule 9— Valuation Summary Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 13, 2023

PMIT Residential Funding XVI LLC
(Securitizer)
By: /s/ Michael Chiao
Name: Michael Chiao
Title: Authorized Person

EXHIBIT INDEX

Exhibit Number

99.1    Disclosures required by Rule 15Ga-2 for Canopy Financial Technology Partners, LLC

Schedule 1— Narrative

Schedule 2— Supplemental Data Report

Schedule 3— DSCR Calculation Report

Schedule 4— Rating Agency Grades Detail Report

Schedule 5— Rating Agency Grades Summary Report

Schedule 6— Valuation Report

Schedule 7— ATR OR QM Report

Schedule 8— Data Compare Report

99.2    Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1— Narrative

Schedule 2— Conditions Report — Conditions Summary

Schedule 3— Conditions Report — Conditions Detail

Schedule 4— Conditions Report — Loan Grades

Schedule 5— Loan Level Tape Compare

Schedule 6— Standard Upload

Schedule 7— Non ATR QM

Schedule 8— Rating Agency ATR QM

Schedule 9— Waived Conditions

Schedule 10— Valuations Summary

99.3       Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc.

Schedule 1— Narrative

Schedule 2— Grading Summary Report

Schedule 3— Valuation Summary Report

Schedule 4— Due Diligence Standard Report

Schedule 5— Loan Level Exceptions Report

Schedule 6— Data Compare Report

Schedule 7— Supplemental Data Report

99.4       Disclosures required by Rule 15Ga-2 for Covius Real Estate Services, LLC

Schedule 1— Narrative

Schedule 2— Loan Level Exceptions Report

Schedule 3— Exceptions Report

Schedule 4— Grades Report

Schedule 5— Valuation Report

Schedule 6— DSCR Business Purpose Report

Schedule 7— Tape Compare Report

Schedule 8— ATR QM Report

99.5       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1— Narrative

Schedule 2— Lease Securitization Reports – Loan Level Exceptions

Schedule 3— Lease Securitization Reports – Supplemental Data

Schedule 4— Lease Securitization Reports – Business Purpose

Schedule 5— Lease Securitization Reports – Data Compare Summary

Schedule 6— Credit Comparison Securitization Reports – Loan Level Exceptions

Schedule 7— Credit Comparison Securitization Reports – Exception Grades

Schedule 8— Credit Comparison Securitization Reports – Supplemental Data

99.6       Disclosures required by Rule 15Ga-2 for Infinity IPS, Inc.

Schedule 1— Narrative

Schedule 2— Rating Agency Grade Report

Schedule 3— Individual Exception Report

Schedule 4— Loan Level Exception Report

Schedule 5— Valuation Report

Schedule 6— Data Compare Report

Schedule 7— Supplemental Data Report

99.7       Disclosures required by Rule 15Ga-2 for Evolve Mortgage Services

Schedule 1— Narrative

Schedule 2— Rating Agency Grade Report

Schedule 3— Exception Detail Report

Schedule 4— Valuation Report

Schedule 5— Data Compare Report

Schedule 6— QM ATR Data Report

Schedule 7— Business Purpose Report

99.8       Disclosures required by Rule 15Ga-2 for Selene Diligence LLC

Schedule 1— Narrative

Schedule 2— Rating Agency Grade Report

Schedule 3— Standard Findings Report

Schedule 4— Valuation Report

Schedule 5— Rating Agency Multi Property Valuation Report

Schedule 6— Mortgage Loan Report

Schedule 7— Supplemental Data Extract Report

Schedule 8— Multi-Property Data Extract Report

Schedule 9— Business Purpose Supplemental Data Report

Schedule 10— Data Compare Report

99.9       Disclosures required by Rule 15Ga-2 for Incenter LLC d/b/a Edgemac

Schedule 1— Narrative

Schedule 2— Event Grade Summary Report

Schedule 3— Exception Report

Schedule 4— Exception Report - Loan

Schedule 5— Rating Agency Grades Report

Schedule 6— Supplemental Data Report

Schedule 7— QM ATR Report

Schedule 8— Final Tape Compare Report

Schedule 9— Valuation Summary Report